Income Taxes, Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure
Net accrued interest and penalties, total	$ 12.3	$ 12.8
Accrued interest and penalties related to unrecognized income tax benefits	$ 0.6	$ (2.2)	$ (2.6)
State
Income Tax Disclosure
Open tax years by major tax jurisdiction	2009
Federal
Income Tax Disclosure
Open tax years by major tax jurisdiction	2011